Revenue	6 Months Ended
Jun. 30, 2026
Revenue
Revenue

10.Revenue

The table below presents an analysis of revenue generated from voyage and time charter agreements:

	For the six months ended June 30,
USD	2026	2025
Voyage charter	$474,256,881	$172,125,286
Time charter	14,760,712	1,969,500
Total	$489,017,593	$174,094,786

IFRS 15 Revenue from Contracts with Customers

The table below presents an analysis of earned revenue in the spot market (voyage charter):

	For the six months ended June 30,
USD	2026	2025
Freight	$403,763,446	$158,445,650
Demurrages	70,493,435	13,679,636
Total	$474,256,881	$172,125,286

Revenue was $489.0 million for the period ended June 30, 2026, an increase of $314.9 million, from $174.1 million for the period ended June 30, 2025. The increase in revenue was primarily due to the increase in the fleet and due to the higher employment rates for the vessels.

Lease and non-lease components of revenue

The table below presents an analysis of earned revenue under time charter agreements:

	For the six months ended June 30,
USD	2026	2025
Lease component	$13,355,987	$1,698,950
Non-lease component	1,404,725	270,550
Total	$14,760,712	$1,969,500

Revenue by continent

The table below presents revenue generated per continent, based on the Group’s customers’ headquarters:

	For the six months ended June,
USD	2026	2025
Europe	$267,995,906	$92,258,864
Asia	185,857,250	64,445,219
North America	34,531,947	13,625,121
South America	632,490	3,765,582
Total	$489,017,593	$174,094,786